INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2025
INTANGIBLE ASSETS
Schedule of intangible assets
	As of March 31,
	2025	2024
	US$’000	US$’000
Cost
Opening balance	4,975	5,140
Exchange difference	(57)	(165)
	4,918	4,975
Accumulated amortization
Opening balance	1,721	1,647
Amortization	127	127
Exchange difference	(20)	(53)
	1,828	1,721

Net carrying amount	3,090	3,254

Amount to be amortized:
- Within one year	127	127
- Over one year but within five years	508	508
- Over five years	2,455	2,619
	3,090	3,254
	Software	Patent	Customer base	Operating licence	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
Cost
At April 1, 2023	32	7,021	10,982	14,996	33,031
Additions	423	-	-	-	423
At March 31, 2024	455	7,021	10,982	14,996	33,454
Additions	-	-	-	-	-
At March 31, 2025	455	7,021	10,982	14,996	33,454

Accumulated amortization
At April 1, 2023	32	3,093	2,837	1,647	7,609
Amortization	7	-	-	-	7
At March 31, 2024	39	3,093	2,837	1,647	7,616
Amortization	84	-	-	-	84
Exchange difference	4	-	-	-	4
At March 31, 2025	127	3,093	2,837	1,647	7,704

Accumulated impairment
At April 1, 2023, March 31, 2024, and 2025	-	3,928	8,145	13,349	25,422

Net carrying amount
At March 31, 2024	416	-	-	-	416
At March 31, 2025	328	-	-	-	328